RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

22.                RELATED PARTY TRANSACTIONS

(a)                 As of December 31, 2011 and 2012, the Group had the following outstanding balances with its related parties:

	As of December 31,
	2011	2012
Loan to an entity controlled by principal shareholders of the Group: (1)
Hunan Phoenix Ancient City Cultural Tourism Investment Co., Ltd. (formerly known as Hunan Phoenix Ancient City Tourism Co., Ltd.)	159	—
Receivable from a joint venture for operating expenses incurred on its behalf:
Beijing GoldenTom Information Technology Co., Ltd.	59	—
Others	3	3
Subtotal, non-trading	221	3
Trading receivable from a joint venture in respect of digital map data revenues: (2)
Beijing GoldenTom Information Technology Co., Ltd.	1,056	4,749

Total	1,277	4,752

(b)                 Related party transactions consist of the following:

	Year ended December 31,
	2010	2011	2012
Research and development expenses associated with an entity controlled by principal shareholders of the Group: (3)
Beijing GaoDeTaiXin Technology Co., Ltd.	489	—	—
Revenue shared with a joint venture (2)
Beijing GoldenTom Information Technology Co., Ltd.	—	249	3,432

(1)  The loans are payable on demand, no-interest bearing, and uncollateralized.

(2)  On October 28, 2011, AutoNavi Software and TomTom Global established a joint venture of GoldenTom to provide digital map databases and traffic information in China (see “Note 7 Equity method investment”). Total revenue generated by GoldenTom was shared among GoldenTom, AutoNavi Software and TomTom. For the years ended December 31, 2011 and 2012, $249 and $3,432 were recognized as revenue shared from GoldernTom, respectively. Deferred revenue were $645 and $2,081 due to post contract service term and the receivable from GoldenTom were $1,056 and $4,749 as of December 31, 2011 and 2012, respectively.

(3)  In 2010, the Group had expenses of $489 relating to the outsourcing of a portion of research and development to Beijing GaoDeTaiXin Technology Co., Ltd.